UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10599

Tax-Managed Global Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value

Australia — 3.2%
Amaysim Australia, Ltd.	69,468	$92,483
BWX, Ltd.	24,173	96,073
Challenger, Ltd.	12,989	128,291
Mirvac Group	61,827	105,013
OZ Minerals, Ltd.	7,250	38,496
Regis Resources, Ltd.	21,435	53,235
Super Retail Group, Ltd.	11,018	77,816
Tox Free Solutions, Ltd.	86,346	142,839

		$734,246

Austria — 0.5%
ams AG	1,912	$123,006

		$123,006

Belgium — 1.4%
Kinepolis Group NV	1,621	$93,596
Warehouses De Pauw CVA	983	94,065
X-Fab Silicon Foundries SE(1)(2)	14,196	126,184

		$313,845

Bermuda — 1.1%
Essent Group, Ltd.(1)	3,664	$135,604
Genpact, Ltd.	4,728	115,458

		$251,062

Canada — 3.9%
Boardwalk Real Estate Investment Trust	2,725	$91,928
CAE, Inc.	9,493	144,998
Canadian Energy Services & Technology Corp.	33,474	158,168
Detour Gold Corp.(1)	4,907	62,009
Laurentian Bank of Canada	2,409	98,545
North West Co., Inc. (The)	3,679	86,783
Pan American Silver Corp.	2,431	40,765
Seven Generations Energy, Ltd., Class A(1)	10,632	188,253
Torex Gold Resources, Inc.(1)	2,085	35,314

		$906,763

China — 0.6%
TAL Education Group ADR(1)	1,198	$142,694

		$142,694

Security	Shares	Value

Finland — 0.4%
Amer Sports Oyj(1)	3,995	$88,423

		$88,423

France — 1.6%
Criteo SA ADR(1)	1,762	$95,835
Ipsen SA	1,437	167,300
Rubis SCA	1,059	107,586

		$370,721

Germany — 1.5%
Bertrandt AG	886	$92,533
Carl Zeiss Meditec AG	2,505	113,873
Salzgitter AG	1,228	42,034
Scout24 AG(1)(2)	3,054	104,695

		$353,135

Hong Kong — 0.5%
Hysan Development Co., Ltd.	26,438	$124,685

		$124,685

Ireland — 1.6%
Irish Residential Properties REIT PLC	62,733	$89,504
UDG Healthcare PLC	27,853	269,769

		$359,273

Israel — 0.9%
Frutarom Industries, Ltd.	3,625	$213,081

		$213,081

Italy — 2.3%
Amplifon SpA	10,093	$128,930
Banca Generali SpA	5,978	171,783
MARR SpA	3,855	93,078
Moncler SpA	5,106	125,939

		$519,730

Japan — 11.3%
77 Bank, Ltd. (The)	22,900	$99,042
Ariake Japan Co., Ltd.	2,200	139,374
Asahi Intecc Co., Ltd.	2,100	93,358
Daifuku Co., Ltd.	6,900	174,416
Eiken Chemical Co., Ltd.	4,100	112,627

15	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
FP Corp.	2,300	$109,520
GMO Internet, Inc.	15,100	179,236
H.I.S. Co., Ltd.	3,700	88,177
Heiwa Real Estate REIT, Inc.	117	88,600
Japan Hotel REIT Investment Corp.	131	89,288
LaSalle Logiport REIT	93	88,338
Nomura Co., Ltd.	7,400	141,545
Penta-Ocean Construction Co., Ltd.	18,200	92,203
Relia, Inc.	17,800	175,958
Sac’s Bar Holdings, Inc.	10,000	111,543
Sakata INX Corp.	13,700	193,508
Sakata Seed Corp.	4,200	132,440
Sumco Corp.	5,400	94,531
Toho Co., Ltd.	3,300	94,719
Tokyo Century Corp.	5,000	172,341
Yokohama Reito Co., Ltd.	13,154	132,924

		$2,603,688

Luxembourg — 0.2%
Aperam	915	$46,002

		$46,002

Netherlands — 1.9%
IMCD Group NV	4,218	$227,203
Patheon NV(1)	3,592	96,661
Refresco Group NV(2)	6,101	119,187

		$443,051

Norway — 0.5%
XXL ASA(2)	10,264	$110,511

		$110,511

Spain — 0.7%
Hispania Activos Inmobiliarios SOCIMI SA	10,677	$161,202

		$161,202

Sweden — 1.1%
Boliden AB	1,880	$53,708
Trelleborg AB, Class B	9,008	211,536

		$265,244

Switzerland — 0.8%
Temenos Group AG	1,151	$99,626
VZ Holding AG	332	92,346

		$191,972

Security	Shares	Value

United Kingdom — 8.3%
Bodycote PLC	18,023	$194,616
Cairn Energy PLC(1)	27,723	69,733
Halma PLC	16,129	219,975
Hastings Group Holdings PLC(2)	34,162	133,710
Hiscox, Ltd.	7,113	104,311
Inchcape PLC	11,430	126,444
IWG PLC	64,171	269,910
Melrose Industries PLC	88,919	272,199
St. James’s Place PLC	8,214	122,087
Travis Perkins PLC	8,110	169,142
UNITE Group PLC (The)	12,793	107,229
WH Smith PLC	5,662	129,678

		$1,919,034

United States — 53.9%
Acadia Realty Trust	4,287	$124,666
ACI Worldwide, Inc.(1)	8,842	190,015
Akamai Technologies, Inc.(1)	2,488	151,619
Alliant Energy Corp.	2,404	94,525
Amedisys, Inc.(1)	2,769	150,080
Ameris Bancorp	1,443	67,965
AMETEK, Inc.	4,382	250,650
Avnet, Inc.	3,062	118,469
AZZ, Inc.	2,505	147,920
Balchem Corp.	2,789	226,355
Bank of the Ozarks, Inc.	2,650	125,795
BankUnited, Inc.	2,122	74,885
Black Knight Financial Services, Inc., Class A(1)	3,050	126,270
Blackbaud, Inc.	2,422	194,753
Bright Horizons Family Solutions, Inc.(1)	3,440	261,853
Brink’s Co. (The)	1,734	106,468
Burlington Stores, Inc.(1)	2,344	231,868
Cambrex Corp.(1)	3,192	189,445
CBOE Holdings, Inc.	888	73,180
CMS Energy Corp.	2,141	97,201
Cohen & Steers, Inc.	2,914	116,269
Columbia Banking System, Inc.	3,913	154,603
CubeSmart	7,467	189,214
Dave & Buster’s Entertainment, Inc.(1)	750	48,008
DCT Industrial Trust, Inc.	2,500	126,400
Deluxe Corp.	2,473	177,833
Diamondback Energy, Inc.(1)	2,025	202,176
Dolby Laboratories, Inc., Class A	4,432	233,699
Douglas Emmett, Inc.	2,712	102,161
EastGroup Properties, Inc.	1,686	131,929

16	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Education Realty Trust, Inc.	2,164	$83,898
EnerSys	1,466	121,839
Envision Healthcare Corp.(1)	1,332	74,632
Essex Property Trust, Inc.	770	188,242
Euronet Worldwide, Inc.(1)	1,064	87,908
Federal Realty Investment Trust	988	129,319
First American Financial Corp.	3,230	140,214
First Hawaiian, Inc.	3,361	100,057
First Republic Bank	3,911	361,611
Grand Canyon Education, Inc.(1)	2,448	183,992
Hexcel Corp.	5,192	268,686
Horace Mann Educators Corp.	2,313	89,397
Hub Group, Inc., Class A(1)	2,184	85,504
ICU Medical, Inc.(1)	503	77,361
Integra LifeSciences Holdings Corp.(1)	3,500	160,895
Jagged Peak Energy, Inc.(1)	3,584	39,926
Jazz Pharmaceuticals PLC(1)	777	123,761
Kansas City Southern	753	67,823
Kirby Corp.(1)	2,013	142,118
Landstar System, Inc.	2,333	199,355
Lazard, Ltd., Class A	2,087	89,616
Ligand Pharmaceuticals, Inc.(1)	1,725	191,768
Lithia Motors, Inc., Class A	1,160	110,838
LKQ Corp.(1)	5,543	173,163
Mercury Systems, Inc.(1)	1,965	73,452
Milacron Holdings Corp.(1)	6,884	129,557
Monotype Imaging Holdings, Inc.	3,165	64,408
MTS Systems Corp.	2,146	99,682
Multi-Color Corp.	3,750	288,000
National Retail Properties, Inc.	3,012	127,167
NETGEAR, Inc.(1)	4,002	188,694
NVR, Inc.(1)	83	175,234
Oceaneering International, Inc.	3,507	92,550
Okta, Inc.(1)	1,036	26,988
Papa John’s International, Inc.	591	46,724
Parkway, Inc.	4,606	92,811
PDC Energy, Inc.(1)	3,312	182,922
PDF Solutions, Inc.(1)	9,739	185,236
Performance Food Group Co.(1)	8,019	199,673
Pinnacle Foods, Inc.	3,864	224,692
Pinnacle West Capital Corp.	1,204	102,448
PS Business Parks, Inc.	1,661	201,878
RBC Bearings, Inc.(1)	706	70,812
RealPage, Inc.(1)	5,411	200,478
RLI Corp.	2,788	159,529
ServiceMaster Global Holdings, Inc.(1)	6,034	229,895

Security	Shares	Value

United States (continued)
Sterling Bancorp	8,349	$194,114
Steven Madden, Ltd.(1)	1,242	47,258
Teleflex, Inc.	684	141,513
US Concrete, Inc.(1)	3,254	201,748
Veeco Instruments, Inc.(1)	6,418	211,794
VWR Corp.(1)	5,485	155,006
WageWorks, Inc.(1)	2,767	204,205
Wesbanco, Inc.	3,933	156,573
West Pharmaceutical Services, Inc.	1,658	152,586
Wintrust Financial Corp.	761	53,924

		$12,459,748

Total Common Stocks (identified cost $19,953,703)		$22,701,116

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(3)	333,312	$333,412

Total Short-Term Investments (identified cost $333,379)		$333,412

Total Investments — 99.6% (identified cost $20,287,082)		$23,034,528

Other Assets, Less Liabilities — 0.4%		$96,049

Net Assets — 100.0%		$23,130,577

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $594,287 or 2.6% of the Portfolio’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

17	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	20.1%	$4,643,320
Information Technology	14.0	3,238,559
Financials	13.9	3,215,792
Consumer Discretionary	11.7	2,698,373
Real Estate	11.0	2,537,537
Health Care	10.4	2,399,565
Materials	5.7	1,315,775
Consumer Staples	5.3	1,224,224
Energy	4.0	933,728
Utilities	1.7	401,760
Telecommunication Services	0.4	92,483
Short-Term Investments	1.4	333,412

Total Investments	99.6%	$23,034,528

Abbreviations:

ADR	–	American Depositary Receipt

18	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $19,953,703)	$22,701,116
Affiliated investment, at value (identified cost, $333,379)	333,412
Dividends receivable	48,807
Dividends receivable from affiliated investment	241
Receivable for investments sold	190,842
Total assets	$23,274,418

Liabilities
Payable for investments purchased	$92,452
Due to custodian — foreign currency, at value (identified cost, $2)	3
Payable to affiliates:
Investment adviser fee	14,009
Trustees’ fees	154
Other	2,606
Accrued expenses	34,617
Total liabilities	$143,841
Net Assets applicable to investors’ interest in Portfolio	$23,130,577

Sources of Net Assets
Investors’ capital	$20,382,898
Net unrealized appreciation	2,747,679
Total	$23,130,577

19	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends (net of foreign taxes, $15,026)	$175,679
Dividends from affiliated investment	696
Total investment income	$176,375

Expenses
Investment adviser fee	$83,301
Trustees’ fees and expenses	917
Custodian fee	26,072
Legal and accounting services	17,843
Miscellaneous	2,880
Total expenses	$131,013
Deduct —
Allocation of expenses to affiliate	$3,418
Total expense reductions	$3,418

Net expenses	$127,595

Net investment income	$48,780

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,156,204
Investment transactions — affiliated investment	(27)
Foreign currency transactions	(491)
Net realized gain	$1,155,686
Change in unrealized appreciation (depreciation) —
Investments	$1,945,930
Investments — affiliated investment	28
Foreign currency	761
Net change in unrealized appreciation (depreciation)	$1,946,719

Net realized and unrealized gain	$3,102,405

Net increase in net assets from operations	$3,151,185

20	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$48,780	$287,170
Net realized gain (loss) from investment and foreign currency transactions	1,155,686	(1,062,362)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,946,719	532,374
Net increase (decrease) in net assets from operations	$3,151,185	$(242,818)
Capital transactions —
Contributions	$1,098,442	$1,466,405
Withdrawals	(3,004,735)	(15,007,583)
Net decrease in net assets from capital transactions	$(1,906,293)	$(13,541,178)

Net increase (decrease) in net assets	$1,244,892	$(13,783,996)

Net Assets
At beginning of period	$21,885,685	$35,669,681
At end of period	$23,130,577	$21,885,685

21	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016		2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.15	%(2)(3)	1.13	%(3)	0.89%	0.93%	1.13%	1.13%
Net investment income	0.44	%(2)	1.16%		0.27%	0.05%	0.32%	0.18%
Portfolio Turnover	37	%(4)	92%		124%	48%	72%	55%

Total Return	15.12	%(3)(4)	(0.18	)%(3)	(4.08)%	10.71%	34.26%	7.86%

Net assets, end of period (000’s omitted)	$23,131		$21,886		$35,670	$82,327	$80,045	$70,053

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.03% and 0.06% of average daily net assets for the six months ended April 30, 2017 and the year ended October 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

22	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Global Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Tax-Managed Global Small-Cap Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

23

Eaton Vance

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $83,301, or 0.75% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $3,418 of the Portfolio’s operating expenses for the six months ended April 30, 2017. Pursuant to a sub-advisory agreement effective November 16, 2015, BMR pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,237,653 and $10,287,941, respectively, for the six months ended April 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,521,518

Gross unrealized appreciation	$3,032,814
Gross unrealized depreciation	(519,804)

Net unrealized appreciation	$2,513,010

24

Eaton Vance

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$142,694	$3,462,619		$—	$3,605,313
Developed Europe	318,680	4,946,469		—	5,265,149
Developed Middle East	—	213,081		—	213,081
North America	13,617,573	—		—	13,617,573

Total Common Stocks	$14,078,947	$8,622,169	*	$—	$22,701,116

Short-Term Investments	$—	$333,412		$—	$333,412

Total Investments	$14,078,947	$8,955,581		$—	$23,034,528

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Global Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Global Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and the sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Portfolio’s investment strategy. The Board considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as tax efficiency and special considerations relevant to investing in foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of

27

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board noted that actions are being taken by the Adviser to address Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

28

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

29

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Global Small-Cap Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Small-Cap Fund and Tax-Managed Global Small-Cap Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Global Small-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Global Small-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7721    4.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Global Small-Cap Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 26, 2017